LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER THE GUARANTEES (Tables)	12 Months Ended
Mar. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loans recognized as a result of payments under the guarantees

	March 31, 2022	March 31, 2023
	RMB	RMB

Loans recognized as a result of payments under guarantees	379,259	10,337
Less: provision for credit losses	(324,371)	(10,337)
	54,888	—

Schedule of provision for credit losses

The movement of provision for credit losses for the fiscal years ended March 31, 2021, 2022 and 2023 was as follows:

	For the fiscal years ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Beginning balance of the period	(2,190,575)	(1,182,609)	(324,371)
Additions	(68,578)	—	—
Provision for credit losses	(29,272)	(94)	(1,770)
Write-offs	252,508	13,093	308,847
Bought out by certain non-bank financing institutions without recourse	845,305	821,496	—
Payments from the borrowers or other recoveries	8,003	23,743	6,957
Ending balance of the period	(1,182,609)	(324,371)	(10,337)

The following table explains the changes in the provision of credit losses by grade of monitored credit risk quality indicator as of March 31, 2023:

	Normal	Attention	Secondary	Total
	RMB	RMB	RMB	RMB

Beginning balance of the period	(1,805)	(74,783)	(247,783)	(324,371)
(Provision for)/reversal of credit losses	(8,126)	(4,844)	11,200	(1,770)
Write-offs	3,341	74,519	230,987	308,847
Payments from the borrowers or other recoveries	—	297	6,660	6,957
Transfer from Normal to Secondary	6,590	—	(6,590)	—
Transfer from Attention to Secondary	—	4,811	(4,811)	—
Ending balance of the period	—	—	(10,337)	(10,337)

Loans recognized as a result of payments under the guarantees
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of loans recognized as a result of payments under the guarantees

An aging analysis of loans recognized as result of payments under guarantees was as follows:

	March 31, 2022	March 31, 2023
	RMB	RMB

Up to 6 months	70,188	1,756
6 months to 12 months	7,555	460
Over 12 months	301,516	8,121
	379,259	10,337

Schedule of balance of loans recognized as result of payments under the guarantees by grade of monitored credit risk quality indicator

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of March 31, 2022 and 2023 were listed as below:

	March 31, 2022	March 31, 2023
	RMB	RMB

Normal	10,267	—
Attention	121,209	—
Secondary	247,783	10,337
	379,259	10,337